Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000240570 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240570 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000240570 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000240570 | India
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000240570 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240570 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000240570 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240570 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240570 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240570 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240570 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240570 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240570 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240569 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240569 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000240569 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000240569 | India
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000240569 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240569 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000240569 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240569 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240569 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240569 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240569 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240569 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240569 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240571 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240571 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000240571 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000240571 | India
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000240571 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240571 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000240571 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240571 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240571 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240571 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240571 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240571 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240571 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220890 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000220890 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220890 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000220890 | India
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000220890 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000220890 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220890 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220890 | China
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000220890 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220890 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220890 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220890 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220890 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220892 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000220892 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220892 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000220892 | India
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000220892 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000220892 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220892 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220892 | China
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000220892 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220892 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220892 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220892 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220892 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220891 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000220891 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220891 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000220891 | India
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000220891 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000220891 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220891 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220891 | China
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000220891 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220891 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220891 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220891 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220891 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242837 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000242837 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242837 | India
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242837 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242837 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000242837 | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242837 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242837 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242837 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242837 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242837 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242837 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242837 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242836 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000242836 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242836 | India
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242836 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242836 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000242836 | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242836 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242836 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242836 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242836 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242836 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242836 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242836 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242835 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000242835 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242835 | India
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242835 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242835 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000242835 | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242835 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242835 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242835 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242835 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242835 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242835 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242835 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220887 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000220887 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000220887 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000220887 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000220887 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220887 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000220887 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220887 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220887 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220887 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220887 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220887 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220887 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220889 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000220889 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000220889 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000220889 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000220889 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220889 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000220889 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220889 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220889 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220889 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220889 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220889 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220889 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220888 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000220888 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000220888 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000220888 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000220888 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220888 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000220888 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220888 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220888 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220888 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220888 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220888 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220888 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004878 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004878 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004878 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004878 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004878 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004878 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004878 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004878 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004878 | Costco Wholesale Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004878 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004878 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004878 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000004878 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000004878 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004878 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004878 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004878 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004879 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004879 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004879 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004879 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004879 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004879 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004879 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004879 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004879 | Costco Wholesale Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004879 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004879 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004879 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000004879 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000004879 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004879 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004879 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004879 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004880 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004880 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004880 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004880 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004880 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004880 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004880 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004880 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004880 | Costco Wholesale Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004880 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004880 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004880 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000004880 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000004880 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004880 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004880 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004880 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004882 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004882 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004882 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004882 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004882 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004882 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004882 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004882 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004882 | Costco Wholesale Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004882 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004882 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004882 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000004882 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000004882 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004882 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004882 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004882 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173964 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173964 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173964 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173964 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173964 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173964 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173964 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173964 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173964 | Costco Wholesale Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173964 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173964 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000173964 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000173964 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000173964 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173964 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173964 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173964 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%